Prepaid Expenses And Other Assets	9 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Prepaid Expenses And Other Assets

Note 6. Prepaid Expenses and Other Assets

The components of prepaid expenses and other assets were as follows (in millions of dollars):

	September 30, 2011			December 31, 2010
	Current	Non- Current	Total	Current	Non- Current	Total
Amounts due from related parties (see Note 14)	$763	$-	$763	$241	$-	$241
Tax indemnity recoverable – Daimler (see Note 9)	64	-	64	1,112	-	1,112
Pension receivable – Daimler (see Note 13)	-	-	-	198	-	198
Other	596	362	958	622	352	974

Total	$1,423	$362	$1,785	$2,173	$352	$2,525

Note 10.  Prepaid Expenses and Other Assets

The components of prepaid expenses and other assets as of December 31 were as follows (in millions of dollars):

	2010			2009
	Current	Non- Current	Total	Current	Non- Current	Total
Tax indemnity recoverable - Daimler (see Note 13 and 23)	$1,112	$-	$1,112	$1,442	$-	$1,442
Amounts due from related parties (see Note 19)	241	-	241	18	-	18
Pension receivable - Daimler (see Note 18)	198	-	198	198	192	390
Prepaid pension expense (see Note 18)	-	71	71	-	36	36
Other	622	281	903	625	168	793

Total	$2,173	$352	$2,525	$2,283	$396	$2,679

Note 9.  Prepaid Expenses and Other Assets

Prepaid expenses and other assets were as follows (in millions of dollars):

	June 9, 2009			December 31, 2008
	Current	Non- Current	Total	Current	Non- Current	Total
Tax indemnity recoverable - Daimler (See Note 14)	$1,320	$-	$1,320	$649	$415	$1,064
USDART receivable (a)	500	-	500	-	-	-
Pension receivable - Daimler (See Note 16)	400	200	600	-	-	-
Amounts due from related parties	325	-	325	653	-	653
Other	1,235	374	1,609	1,500	641	2,141

Total	$3,780	$574	$4,354	$2,802	$1,056	$3,858

(a)	As of June 9, 2009, an additional $100 million non-current receivable from the USDART is included in Advances to Related Parties and Other Financial Assets in the accompanying Consolidated Balance Sheets.